8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2017	$ 6,912,514	$ 21,653,885
2018	7,286,225	8,308,298
2019	10,131,689	2,959,170
2020	10,517,417	1,926,492
	$ 34,847,845	$ 34,847,845